Purchase Price at the Date of Acquisition (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Business Acquisition [Line Items]
Net cash paid at acquisition			$ 80,503	$ 40,015	$ 122,157
Working capital adjustment	$ 200
Integrated Photonics, Inc
Business Acquisition [Line Items]
Net cash paid at acquisition		$ 40,098
Working capital adjustment		848
Fair value of cash earnout arrangement		2,215
Purchase price		$ 43,161